PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,952	$ 7,420